Leases - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease and operating lease by lessor [line items]
Income for non-accrued interests	$ 303,808	$ 64,918
Expense relating to short-term leases for which recognition exemption has been used	$ 7,985	$ 8,553	$ 229,202